TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	Year Ended December 31,
	2022	2021
Current
Trade receivables, net	9,838	4,003
Accrued revenue	575	—
Other receivables	353	129
Deposits	263	121
Deferred compensation cost	239	—
Prepayments	954	1,244
	12,222	5,497

	Year Ended December 31,
	2022	2021
Trade receivables, gross	10,715	4,145
Credit loss allowance	(877)	(142)
	9,838	4,003